                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09945


                          IXIS Advisor Funds Trust IV
              (Exact name of registrant as specified in charter)

 399 Boylston Street, Boston, Massachusetts                02116
  (Address of principal executive offices)               (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: January 31


Date of reporting period: July 31, 2006

Item 1. Report to Stockholders.

The Registrant's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO] IXIS | ADVISOR FUNDS


  AEW Real Estate Fund
  Semiannual Report
  July 31, 2006

AEW Management and Advisors
TABLE OF CONTENTS

Management Discussion
and Performance......... Page 1

Portfolio of Investments Page 7

Financial Statements.... Page 9

                             AEW REAL ESTATE FUND

PORTFOLIO PROFILE


Objective:
Seeks to provide investors with above-average income and long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in real estate investment trusts (REITs) and/or real estate-related companies

--------------------------------------------------------------------------------
Inception Date:
August 31, 2000

--------------------------------------------------------------------------------
Manager:
Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRFAX
                                 Class B NRFBX
                                 Class C NRCFX
                                 Class Y NRFYX

--------------------------------------------------------------------------------
What You Should Know:
The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion
--------------------------------------------------------------------------------

A continued flow of investor capital into real estate investment trusts (REITs) had a positive impact on REIT valuations during the past six months. For the first half of its fiscal year, which ended July 31, 2006, AEW Real Estate Fund provided a total return of 9.38% based on the net asset value of Class A shares and $0.15 in dividends (a portion of which may be redesignated in accordance with federal tax regulations as a capital gain distribution or as a return of capital) and $0.41 in capital gains reinvested. The fund's results were ahead of its benchmark, the MSCI US REIT Index (an index designed to track real estate equity performance), which returned 9.16%. The fund also outperformed the 8.46% average return on its Morningstar peer group, the Specialty Real Estate category.

Once again, the fund's benchmark outperformed two widely followed indexes of U.S. stock market performance and two U.S. bond market indexes. For the six months ended July 31, 2006, the Dow Jones Industrial Average returned 4.13%, and the Standard & Poor's 500 Index was up 0.67%. For the same period, the Lehman Aggregate Bond Index (a broad-based list of U.S. government and corporate bonds) returned 0.61%, and the Lehman U.S. Treasury Index (composed of Treasury bonds maturing in one year or more) returned 0.23%.

PORTFOLIO INFORMATION
Among the major property types, the office and apartment sectors posted the strongest gains. Boston Properties Inc. was the top contributor to performance in the office sector and the fund's best performer overall during the period. Solid year-to-date operating results and strong demand for the company's high-quality office properties in core markets stimulated investor demand for the stock. AvalonBay Communities Inc. was among the top performers in the apartment sector. The company has benefited from slowing demand in the single-family home and condominium markets, as well as an increasing investor awareness of the value of its very large development pipeline and the potential value creation that we believe it represents. Boston Properties and AvalonBay Communities are the among the fund's largest overweight positions relative to the benchmark.

Holdings that lagged the benchmark during the period included Hilton Hotels Corp. and office company Brandywine Realty Trust. While these companies underperformed on a relative basis, there were no significant events that led to this weakness. We still believe both companies represent solid values relative to their peers and continue to maintain the fund's overweight positions in both stocks.

We made marginal changes to the portfolio's composition during the period, consistent with the fund's value-oriented strategy. Within the healthcare, storage and office sectors, we initiated small positions in Nationwide Health Properties Inc., U-Store-It Trust and Mack-Cali Realty Corp., which we believe represent good relative values at our entry point. In the industrial sector, we slightly pared the portfolio's position in ProLogis, which owns distribution facilities and industrial space in North America, Europe and Asia. It has been performing well recently so we took some profits. We also liquidated the fund's small position in CarrAmerica Realty in the office sector and deployed the proceeds in other companies within the sector we believe represented better values.

OUTLOOK
Investor demand for commercial property remains strong and property market fundamentals continue to improve with economic growth. By historic pricing measures, commercial real estate generally appears expensive. Despite this, numerous REITs continue to look undervalued to traditional direct property market investors. We believe strong investor demand for property should continue at least for the remainder of 2006. The private market investor demand for assets should provide price support to REITs, but we continue to believe that REIT investors should prepare for lower total returns and continued high volatility.

                             AEW REAL ESTATE FUND

Investment Results through July 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/4/


               December 29, 2000 (inception) through July 31, 2006

                             [CHART]

                 Net Asset        Maximum Sales
                  Value/1/          Charge/2/       MSCI US REIT Index/5/
                  --------          ---------       ---------------------
12/29/2000        $10,000           $ 9,425                $10,000
12/31/2000         10,000             9,425                 10,000
 1/31/2001          9,915             9,345                 10,043
 2/28/2001          9,802             9,238                  9,870
 3/31/2001          9,859             9,292                  9,951
 4/30/2001         10,068             9,489                 10,182
 5/31/2001         10,248             9,659                 10,410
 6/30/2001         10,848            10,224                 11,038
 7/31/2001         10,723            10,106                 10,799
 8/31/2001         11,173            10,531                 11,199
 9/30/2001         10,835            10,212                 10,751
10/31/2001         10,458             9,856                 10,391
11/30/2001         10,999            10,367                 10,997
12/31/2001         11,298            10,649                 11,283
 1/31/2002         11,219            10,574                 11,257
 2/28/2002         11,456            10,797                 11,480
 3/31/2002         12,148            11,450                 12,219
 4/30/2002         12,248            11,543                 12,297
 5/31/2002         12,466            11,749                 12,453
 6/30/2002         12,757            12,024                 12,811
 7/31/2002         12,084            11,389                 12,092
 8/31/2002         12,093            11,398                 12,112
 9/30/2002         11,644            10,974                 11,673
10/31/2002         11,046            10,411                 11,087
11/30/2002         11,522            10,860                 11,598
12/31/2002         11,687            11,015                 11,694
 1/31/2003         11,367            10,713                 11,373
 2/28/2003         11,594            10,928                 11,576
 3/31/2003         11,810            11,131                 11,819
 4/30/2003         12,269            11,564                 12,318
 5/31/2003         12,958            12,213                 13,014
 6/30/2003         13,265            12,502                 13,311
 7/31/2003         13,992            13,187                 14,019
 8/31/2003         14,097            13,286                 14,104
 9/30/2003         14,581            13,743                 14,604
10/31/2003         14,793            13,942                 14,850
11/30/2003         15,419            14,532                 15,505
12/31/2003         15,900            14,985                 15,992
 1/31/2004         16,488            15,540                 16,693
 2/29/2004         16,838            15,869                 16,971
 3/31/2004         17,834            16,809                 17,919
 4/30/2004         15,261            14,383                 15,263
 5/31/2004         16,378            15,436                 16,359
 6/30/2004         16,897            15,925                 16,822
 7/31/2004         17,019            16,040                 16,911
 8/31/2004         18,334            17,280                 18,269
 9/30/2004         18,316            17,263                 18,232
10/31/2004         19,327            18,216                 19,230
11/30/2004         20,204            19,043                 20,045
12/31/2004         21,308            20,082                 21,025
 1/31/2005         19,415            18,299                 19,215
 2/28/2005         20,050            18,897                 19,788
 3/31/2005         19,796            18,657                 19,461
 4/30/2005         20,839            19,641                 20,617
 5/31/2005         21,593            20,352                 21,289
 6/30/2005         22,738            21,430                 22,358
 7/31/2005         24,379            22,978                 23,961
 8/31/2005         23,536            22,183                 23,038
 9/30/2005         23,621            22,262                 23,170
10/31/2005         23,070            21,744                 22,618
11/30/2005         24,265            22,870                 23,598
12/31/2005         24,377            22,975                 23,654
 1/31/2006         26,164            24,659                 25,383
 2/28/2006         26,732            25,194                 25,861
 3/31/2006         28,167            26,547                 27,146
 4/28/2006         27,094            25,536                 26,136
 5/31/2006         26,425            24,905                 25,383
 6/30/2006         27,844            26,243                 26,749
 7/31/2006         28,619            26,963                 27,709


Average Annual Total Returns -- July 31, 2006


                                                                  SINCE
                             6 MONTHS/4/ 1 YEAR/4/ 5 YEARS/4/ INCEPTION/4/
CLASS A (Inception 12/29/00)
Net Asset Value/1/              9.38%     17.39%     21.69%       20.71%
With Maximum Sales Charge/2/    3.08      10.65      20.27        19.43

CLASS B (Inception 12/29/00)
Net Asset Value/1/              8.95      16.54      20.78        19.81
With CDSC/3/                    3.95      11.54      20.59        19.73

CLASS C (Inception 12/29/00)
Net Asset Value/1/              8.99      16.57      20.81        19.84
With CDSC/3/                    7.99      15.57      20.81        19.84

CLASS Y (Inception 8/31/00)
Net Asset Value/1/              9.57      17.78      22.01        21.44
----------------------------------------------------------------------------------------

                                                                  SINCE        SINCE
                                                              CLASS A, B, C   CLASS Y
COMPARATIVE PERFORMANCE       6 MONTHS    1 YEAR    5 YEARS   INCEPTION/7/  INCEPTION/7/
MSCI US REIT Index/5/           9.16%     15.65%     20.74%       20.03%       20.17%
Morningstar Specialty Real
  Estate Fund Avg./6/           8.46      15.00      20.25        19.52        19.61

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                    % of Net Assets as of
FUND COMPOSITION                    7/31/06    1/31/06
---------------------------------------------------------
Common Stocks                        96.8       97.0
---------------------------------------------------------
Short-Term Investments and Other      3.2        3.0
---------------------------------------------------------

                                    % of Net Assets as of
TEN LARGEST HOLDINGS                7/31/06    1/31/06
---------------------------------------------------------
Simon Property Group, Inc.            7.0        7.2
---------------------------------------------------------
Boston Properties, Inc.               5.5        5.0
---------------------------------------------------------
ProLogis                              5.1        5.9
---------------------------------------------------------
AvalonBay Communities, Inc.           4.8        4.9
---------------------------------------------------------
Equity Residential Properties Trust   4.5        4.4
---------------------------------------------------------
Archstone-Smith Trust                 3.8        3.9
---------------------------------------------------------
Vornado Realty Trust                  3.5        3.3
---------------------------------------------------------
Liberty Property Trust                3.5        3.6
---------------------------------------------------------
Host Hotels & Resorts                 3.4        3.4
---------------------------------------------------------
Developers Diversified Realty Corp.   3.3        3.2
---------------------------------------------------------

                                    % of Net Assets as of
FIVE LARGEST INDUSTRIES             7/31/06    1/31/06
---------------------------------------------------------
REITs--Apartments                    18.8       18.3
---------------------------------------------------------
REITs--Office                        18.1       16.3
---------------------------------------------------------
REITs--Industrial                    13.4       14.7
---------------------------------------------------------
REITs--Regional Malls                12.8       14.2
---------------------------------------------------------
REITs--Shopping Centers              12.3       12.5
---------------------------------------------------------

  Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers, without which performance would have been lower.
/5/MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.
/6/Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.

                            ADDITIONAL INFORMATION


The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager's views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 1-800-225-5478; on the fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available from the fund's website and the SEC's website.
QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2006 through July 31, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
AEW REAL ESTATE FUND                             2/1/06                7/31/06               2/1/06-7/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,093.80                   $7.79
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.36                   $7.50
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,089.50                  $11.66
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.64                  $11.23
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,089.90                  $11.66
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.64                  $11.23
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,095.70                   $5.92
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.14                   $5.71
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.50%, 2.25%, 2.25% and 1.14% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal year, divided by 365 (to reflect the half-year period).

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory agreement (the "Agreement") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund's investment adviser believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund's performance benchmark,
(ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to those of a peer group of funds and information about any applicable expense caps and fee "breakpoints,"
(iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Fund's adviser (the "Adviser") and
(v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser's financial results and financial condition, (ii) the Fund's investment objective and strategies and the size, education and experience of the Adviser's investment staff and its use of technology, external research and trading cost measurement tools,
(iii) arrangements in respect of the distribution of the Fund's shares,
(iv) the procedures employed to determine the value of the Fund's assets,
(v) the allocation of the Fund's brokerage, if any, including allocations to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in May, 2006. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the following:

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They also considered the need for the Adviser to offer competitive compensation in order to attract and retain capable personnel. They also considered the administrative services provided by IXIS Advisors and its affiliates to the Fund. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group of funds and the Fund's performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis. After reviewing this information, the Board concluded that the Fund's performance supported the renewal of the Agreement.

The Trustees also considered the Adviser's performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fee charged to the Fund for advisory services as well as the total expense levels of the Fund. This

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

information included comparisons (provided both by management and also by an independent third party) of the Fund's advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees considered that over the past several years, management had made recommendations regarding implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps. They noted that the Fund currently has an expense cap in place, and they considered the amounts waived or reimbursed by the Adviser under the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from its relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser's and its affiliates' relationships with the Fund, and information about the allocation of expenses used to calculate profitability. In this regard, the Fund, at the request of the Independent Trustees, retained an independent accounting firm to review the cost allocation methods used by the Adviser to determine profitability, and engaged in extensive discussions with the Adviser regarding such methods and Adviser profitability generally. The Trustees also considered that IXIS Advisors had proposed changes to the Fund's transfer agency and custodial arrangements which, although beneficial to the Fund, had resulted in increased costs and/or decreased revenues to IXIS Advisors. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or an expense cap with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fees or other means, such as an expense waiver. The Trustees noted that the Fund benefited from breakpoints and an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether the Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance related resources the Adviser and its affiliates were providing to the Fund.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering transfer agency and administrative services.

.. so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions. The Trustees also considered the fact that IXIS Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory agreement should be continued through June 30, 2007.

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of July 31, 2006 (Unaudited)

Shares  Description                                      Value (a)
--------------------------------------------------------------------
Common Stocks -- 96.8% of Net Assets
        REAL ESTATE INVESTMENT TRUSTS -- 96.8%
        REITs -- Apartments -- 18.8%
 29,100 Apartment Investment & Management Co., Class A $   1,399,419
104,000 Archstone-Smith Trust                              5,456,880
 58,500 AvalonBay Communities, Inc.                        6,839,820
 51,000 Camden Property Trust                              3,898,950
138,000 Equity Residential                                 6,418,380
 20,000 Home Properties, Inc.(c)                           1,115,600
 65,000 United Dominion Realty Trust, Inc.(c)              1,810,250
                                                       -------------
                                                          26,939,299
                                                       -------------
        REITs -- Diversified -- 4.3%
 38,000 BioMed Realty Trust, Inc.(c)                       1,132,780
 48,500 Vornado Realty Trust                               5,070,675
                                                       -------------
                                                           6,203,455
                                                       -------------
        REITs -- Healthcare -- 2.8%
 47,100 Healthcare Realty Trust, Inc.(c)                   1,558,539
 55,000 Nationwide Health Properties, Inc.                 1,304,600
 84,600 Omega Healthcare Investors, Inc.(c)                1,130,256
                                                       -------------
                                                           3,993,395
                                                       -------------
        REITs -- Hotels -- 7.6%
 28,200 Ashford Hospitality Trust                            331,350
104,000 Hilton Hotels Corp.                                2,488,720
 16,000 Hospitality Properties Trust                         697,120
230,508 Host Hotels & Resorts                              4,891,380
 37,000 Starwood Hotels & Resorts Worldwide, Inc.          1,945,460
 26,000 Strategic Hotels & Resorts, Inc.(c)                  518,700
                                                       -------------
                                                          10,872,730
                                                       -------------
        REITs -- Industrial -- 13.4%
 53,000 AMB Property Corp.                                 2,778,790
 42,000 Duke Realty Corp.                                  1,564,920
 30,900 First Potomac Realty Trust(c)                        874,161
106,000 Liberty Property Trust                             4,966,100
133,000 ProLogis                                           7,361,550
 28,000 PS Business Parks, Inc.                            1,680,000
                                                       -------------
                                                          19,225,521
                                                       -------------
        REITs -- Office -- 18.1%
 81,000 Boston Properties, Inc.                            7,954,200
 85,000 Brandywine Realty Trust, Inc.(c)                   2,689,400
 87,300 Brookfield Properties Corp.                        2,911,455
 33,000 Corporate Office Properties Trust                  1,485,000
 60,000 Equity Office Properties Trust                     2,274,600
 66,000 Highwoods Properties, Inc.                         2,457,840
 33,500 Kilroy Realty Corp.                                2,475,315
 17,500 Mack-Cali Realty Corp.                               845,425
 99,000 Trizec Properties, Inc.                            2,847,240
                                                       -------------
                                                          25,940,475
                                                       -------------
        REITs -- Regional Malls -- 12.8%
 81,100 General Growth Properties, Inc.                    3,701,404
 31,000 Macerich Co. (The)                                 2,255,250
117,000 Simon Property Group, Inc.                        10,007,010
 60,000 Taubman Centers, Inc.                              2,490,000
                                                       -------------
                                                          18,453,664
                                                       -------------
        REITs -- Shopping Centers -- 12.3%
 88,500 Developers Diversified Realty Corp.                4,671,030
 45,200 Federal Realty Investment Trust                    3,279,260

  Shares    Description                                                               Value (a)
--------------------------------------------------------------------------------------------------
            REITs -- Shopping Centers -- continued
     67,500 Kimco Realty Corp.(c)                                                   $   2,648,700
     48,000 Kite Realty Group Trust(c)                                                    740,640
     43,000 Pan Pacific Retail Properties, Inc.                                         2,971,300
     52,000 Regency Centers Corp.                                                       3,334,240
                                                                                    -------------
                                                                                       17,645,170
                                                                                    -------------
            REITs -- Storage -- 4.8%
     52,000 Extra Space Storage, Inc.(c)                                                  828,360
     54,500 Public Storage, Inc.                                                        4,375,805
     20,000 Shurgard Storage Centers, Inc., Class A                                     1,318,000
     19,000 U-Store-It Trust                                                              362,140
                                                                                    -------------
                                                                                        6,884,305
                                                                                    -------------
            REITs -- Triple Net Lease -- 1.9%
     30,900 iStar Financial, Inc.                                                       1,228,584
     29,500 Realty Income Corp.(c)                                                        674,960
     69,500 Spirit Finance Corp.(c)                                                       771,450
                                                                                    -------------
                                                                                        2,674,994
                                                                                    -------------
            Total Common Stocks (Identified Cost $90,532,285)                         138,833,008
                                                                                    -------------
  Shares/
 Principal
  Amount
--------------------------------------------------------------------------------------------------
Short-Term Investments -- 12.1%
 12,539,309 State Street Securities Lending Quality Trust(d)                           12,539,309
$ 4,883,417 Tri-Party Repurchase Agreement with Fixed Income Clearing
            Corporation, dated 7/31/2006 at 3.45% to be repurchased at
            $4,883,885 on 8/1/2006, collateralized by $4,975,000 U.S.
            Treasury Note, 4.50% due 2/28/2011 valued at $5,018,472,
            including accrued interest                                                  4,883,417
                                                                                    -------------
            Total Short-Term Investments (Identified Cost $17,422,726)                 17,422,726
                                                                                    -------------
            Total Investments -- 108.9%
            (Identified Cost $107,955,011)(b)                                         156,255,734
            Other assets less liabilities -- (8.9)%                                   (12,782,191)
                                                                                    -------------
            Net Assets -- 100%                                                      $ 143,473,543
                                                                                    =============
        (a) See Note 2a of Notes to Financial Statements.
        (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
            At July 31, 2006, the net unrealized appreciation on investments based on cost of $107,955,011 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value of tax cost.                                $  48,308,587
            Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value.                                     (7,864)
                                                                                    -------------
            Net unrealized appreciation                                             $  48,300,723
                                                                                    =============
        (c) All or a portion of this security was on loan to brokers at July 31, 2006.
        (d) Represents investment of securities lending collateral.
      REITs Real Estate Investment Trusts

                See accompanying notes to financial statements.

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of July 31, 2006 (Unaudited)


Holdings at July 31, 2006 as a Percentage of Net Assets

                             Apartments       18.8%
                             Office           18.1
                             Industrial       13.4
                             Regional Malls   12.8
                             Shopping Centers 12.3
                             Hotels            7.6
                             Storage           4.8
                             Diversified       4.3
                             Healthcare        2.8
                             Triple Net Lease  1.9

                See accompanying notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006 (Unaudited)

             ASSETS
              Investments at cost                      $107,955,011
              Net unrealized appreciation                48,300,723
                                                       ------------
                Investments at value(a)                 156,255,734
              Receivable for Fund shares sold               590,275
              Dividends and interest receivable              45,657
              Securities lending income receivable            1,782
                                                       ------------
                TOTAL ASSETS                            156,893,448
                                                       ------------
             LIABILITIES
              Collateral on securities loaned, at
                value (Note 2)                           12,539,309
              Payable for securities purchased              407,918
              Payable for Fund shares redeemed              270,394
              Management fees payable                       130,073
              Deferred Trustees' fees                        37,108
              Administrative fees payable                     6,997
              Other accounts payable and accrued
                expenses                                     28,106
                                                       ------------
                TOTAL LIABILITIES                        13,419,905
                                                       ------------
             NET ASSETS                                $143,473,543
                                                       ============
             NET ASSETS CONSIST OF:
              Paid-in capital                          $ 91,910,423
              Overdistributed net investment income       (423,593)
              Accumulated net realized gain on
                investments                               3,685,990
              Net unrealized appreciation on
                investments                              48,300,723
                                                       ------------
             NET ASSETS                                $143,473,543
                                                       ============
             COMPUTATION OF NET ASSET VALUE AND
              OFFERING PRICE:
              Class A shares:
                Net assets                             $ 82,057,282
                                                       ============
                Shares of beneficial interest             3,707,702
                                                       ============
                Net asset value and redemption price
                 per share                             $      22.13
                                                       ============
                Offering price per share
                 (100/[100-maximum sales charge] of
                 net asset value) (Note 1)             $      23.48
                                                       ============
              Class B shares: (redemption price per
                share is equal to net asset value
                less any applicable contingent
                deferred sales charge) (Note 1)
                Net assets                             $ 16,763,697
                                                       ============
                Shares of beneficial interest               758,375
                                                       ============
                Net asset value and offering price
                 per share                             $      22.10
                                                       ============
              Class C shares: (redemption price per
                share is equal to net asset value
                less any applicable contingent
                deferred sales charge) (Note 1)
                Net assets                             $ 19,213,686
                                                       ============
                Shares of beneficial interest               867,840
                                                       ============
                Net asset value and offering price
                 per share (Note 1)                    $      22.14
                                                       ============
              Class Y shares:
                Net assets                             $ 25,438,878
                                                       ============
                Shares of beneficial interest             1,180,002
                                                       ============
                Net asset value, offering and
                 redemption price per share            $      21.56
                                                       ============
                (a) Including securities on loan
                 with market value of:                 $ 12,158,555
                                                       ============

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2006 (Unaudited)

             INVESTMENT INCOME
              Dividends                                $ 1,519,173
              Interest                                      52,784
              Securities lending income                      5,299
              Less net foreign taxes withheld               (4,665)
                                                       -----------
                                                         1,572,591
                                                       -----------
              Expenses
                Management fees                            527,652
                Service fees - Class A                      96,066
                Service and distribution fees -
                 Class B                                    81,888
                Service and distribution fees -
                 Class C                                    86,674
                Trustees' fees and expenses                 12,322
                Administrative fees                         33,687
                Custodian fees and expenses                  9,091
                Transfer agent fees and expenses -
                 Class A, Class B, Class C                 101,506
                Transfer agent fees and expenses -
                 Class Y                                    11,745
                Audit fees                                  12,182
                Legal fees                                   3,412
                Shareholder reporting expenses              24,250
                Registration fees                           35,288
                Expense waiver recapture (Note 4)           34,777
                Miscellaneous expenses                       4,741
                                                       -----------
              Total expenses                             1,075,281
                                                       -----------
                Net investment income                      497,310
                                                       -----------
             NET REALIZED AND UNREALIZED GAIN ON
              INVESTMENTS
              Realized gain on:
                Investments - net                        3,239,624
                Capital gain distributions received
                 (Note 2)                                  592,294
              Change in unrealized appreciation on:
                Investments - net                        7,594,184
                                                       -----------
              Net realized and unrealized gain on
                investments                             11,426,102
                                                       -----------
             NET INCREASE IN NET ASSETS RESULTING
              FROM OPERATIONS                          $11,923,412
                                                       ===========

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS



                                                                    Six Months Ended  Year Ended
                                                                     July 31, 2006    January 31,
                                                                      (unaudited)        2006
                                                                    ---------------- -------------
FROM OPERATIONS:
  Net investment income                                              $     497,310   $   1,017,505
  Net realized gain on investments                                       3,831,918       8,836,994
  Net change in unrealized appreciation on investments                   7,594,184      22,204,020
                                                                     -------------   -------------
  Net increase in net assets resulting from operations                  11,923,412      32,058,519
                                                                     -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                (561,249)       (773,573)
   Class B                                                                 (69,102)        (54,458)
   Class C                                                                 (73,077)        (55,277)
   Class Y                                                                (188,817)       (178,394)
  Short-term capital gain
   Class A                                                                    (725)       (192,055)
   Class B                                                                    (152)        (42,893)
   Class C                                                                    (166)        (43,310)
   Class Y                                                                    (217)        (45,544)
  Long-term capital gain
   Class A                                                              (1,484,324)     (4,871,483)
   Class B                                                                (310,126)     (1,085,686)
   Class C                                                                (338,704)     (1,105,967)
   Class Y                                                                (444,238)     (1,025,585)
                                                                     -------------   -------------
  Total distributions                                                   (3,470,897)     (9,474,225)
                                                                     -------------   -------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)     10,446,588       4,541,609
                                                                     -------------   -------------
  Net increase in net assets                                            18,899,103      27,125,903
                                                                     -------------   -------------
NET ASSETS
  Beginning of the period                                              124,574,440      97,448,537
                                                                     -------------   -------------
  End of the period                                                  $ 143,473,543   $ 124,574,440
                                                                     =============   =============
OVERDISTRIBUTED NET INVESTMENT INCOME                                $    (423,593)  $     (28,658)
                                                                     =============   =============


                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS



                              Income (loss) from investment operations:               Less distributions:
                              -----------------------------------------    -----------------------------------------

                Net asset
                 value,                      Net realized                    Dividends    Distributions
                beginning        Net        and unrealized   Total from         from        from net
                   of         investment    gain (loss) on   investment    net investment   realized        Total
                 period       income (b)     investments     operations        income     capital gains distributions
                ----------    ----------    --------------   ----------    -------------- ------------- -------------
   Class A
  7/31/2006(f)  $    20.78    $     0.10      $     1.81     $     1.91        $(0.15)(i)  $    (0.41)   $    (0.56)
  1/31/2006          16.83          0.21            5.45           5.66         (0.22)          (1.49)        (1.71)
  1/31/2005          15.13          0.34            2.35           2.69         (0.35)          (0.64)        (0.99)
  1/31/2004          11.00          0.36            4.49           4.85         (0.48)          (0.24)        (0.72)
  1/31/2003          11.37          0.40           (0.22)          0.18         (0.39)          (0.16)        (0.55)
  1/31/2002          10.49          0.55            0.82           1.37         (0.38)          (0.11)        (0.49)
   Class B
  7/31/2006(f)       20.77          0.02            1.81           1.83         (0.09)(i)       (0.41)        (0.50)
  1/31/2006          16.82          0.07            5.44           5.51         (0.07)          (1.49)        (1.56)
  1/31/2005          15.10          0.22            2.38           2.60         (0.24)          (0.64)        (0.88)
  1/31/2004          11.00          0.26            4.46           4.72         (0.38)          (0.24)        (0.62)
  1/31/2003          11.39          0.32           (0.24)          0.08         (0.31)          (0.16)        (0.47)
  1/31/2002          10.49          0.50            0.78           1.28         (0.27)          (0.11)        (0.38)
   Class C
  7/31/2006(f)       20.80          0.01            1.83           1.84         (0.09)(i)       (0.41)        (0.50)
  1/31/2006          16.84          0.07            5.45           5.52         (0.07)          (1.49)        (1.56)
  1/31/2005          15.15          0.22            2.35           2.57         (0.24)          (0.64)        (0.88)
  1/31/2004          11.01          0.26            4.50           4.76         (0.38)          (0.24)        (0.62)
  1/31/2003          11.40          0.32           (0.24)          0.08         (0.31)          (0.16)        (0.47)
  1/31/2002          10.49          0.50            0.79           1.29         (0.27)          (0.11)        (0.38)
   Class Y
  7/31/2006(f)       20.25          0.12            1.78           1.90         (0.18)(i)       (0.41)        (0.59)
  1/31/2006          16.45          0.25            5.32           5.57         (0.28)          (1.49)        (1.77)
  1/31/2005          14.83          0.38            2.28           2.66         (0.40)          (0.64)        (1.04)
  1/31/2004          10.80          0.40            4.40           4.80         (0.53)          (0.24)        (0.77)
  1/31/2003          11.21          0.42           (0.22)          0.20         (0.45)          (0.16)        (0.61)
  1/31/2002          10.49          0.58            0.81           1.39         (0.56)          (0.11)        (0.67)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(b)Per share net investment income has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, total return would have been lower.
(d)The investment advisor agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS


                                             Ratios to average net assets:
                                       ------------------------------------------

                         Net assets,
Net asset      Total       end of                                                 Portfolio
value, end    return       period      Gross expenses Net expenses Net investment turnover
of period     (%) (a)      (000's)        (%) (g)       (%) (g)    income (%) (g) rate (%)
----------  ---------    -----------   -------------- ------------ -------------- ---------
$    22.13        9.4    $   82,057           1.50(h)      N/A            0.90            6
     20.78       34.8(c)     73,166           1.55(e)     1.50(d)         1.11           15
     16.83       17.8(c)     58,965           1.71(e)     1.50(d)         2.11           20
     15.13       45.0(c)     39,846           2.00(e)     1.50(d)         2.73           18
     11.00        1.3(c)     13,307           2.43(e)     1.50(d)         3.47           35
     11.37       13.2(c)      5,522           5.66(e)     1.50(d)         4.92           36
     22.10        9.0        16,764           2.25(h)      N/A            0.14            6
     20.77       33.7(c)     16,293           2.30(e)     2.25(d)         0.36           15
     16.82       17.1(c)     14,131           2.46(e)     2.25(d)         1.36           20
     15.10       43.7(c)     12,129           2.75(e)     2.25(d)         1.98           18
     11.00        0.5(c)      8,401           3.18(e)     2.25(d)         2.72           35
     11.39       12.3(c)      3,718           6.41(e)     2.25(d)         4.43           36
     22.14        9.0        19,214           2.25(h)      N/A            0.14            6
     20.80       33.7(c)     16,101           2.30(e)     2.25(d)         0.36           15
     16.84       16.9(c)     14,388           2.46(e)     2.25(d)         1.36           20
     15.15       43.9(c)     11,410           2.75(e)     2.25(d)         1.98           18
     11.01        0.5(c)      3,288           3.18(e)     2.25(d)         2.72           35
     11.40       12.4(c)      1,061           6.41(e)     2.25(d)         4.52           36
     21.56        9.6        25,439           1.14(h)      N/A            1.19            6
     20.25       35.1(c)     19,015           1.28(e)     1.25(d)         1.35           15
     16.45       17.9(c)      9,964           1.37(e)     1.25(d)         2.38           20
     14.83       45.5(c)      7,210           1.55(e)     1.25(d)         2.98           18
     10.80        1.5(c)      1,521           1.77(e)     1.25(d)         3.72           35
     11.21       13.5(c)        611           4.45(e)     1.25(d)         5.35           36

(e)Represents total expenses prior to management fee waiver and/or reimbursement of a portion of the Fund's expenses.
(f)For the six months ended July 31, 2006 (unaudited).
(g)Computed on an annualized basis for periods less than one year.
(h)Includes expense waiver recapture of 0.06%, 0.06%, 0.06% and 0.03% for Class A, Class B, Class C and Class Y, respectively. See Note 4.
(i)A portion of distributions from net investment income may be redesignated in accordance with federal tax regulations as a capital gain distribution or as a return of capital. See Note 2.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

1. Organization. AEW Real Estate Fund (the "Fund") is the sole series of IXIS Advisor Funds Trust IV (the "Trust"), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital.

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Expenses of the Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund's investments in real estate investment trusts ("REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

July 31, 2006 (Unaudited)


The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

The Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2006, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2006 of ordinary income, capital gains and return of capital based on dividends received from REITs. For the six months ended July 31, 2006, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

Tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2006 was as follows:

                                                  2006
                       -                       ----------
                       Distributions from:
                       Ordinary income         $1,385,504
                       Long-term capital gains  8,088,721
                                               ----------
                                               $9,474,225
                                               ----------

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

f. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

g. Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international equity or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at July 31, 2006 were $12,158,555 and $12,539,309, respectively.

July 31, 2006 (Unaudited)


h. Indemnifications. Under the Fund's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i. New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

3. Purchases and Sales of Securities. For the six months ended July 31, 2006, purchases and sales of securities (excluding short-term investments) were $14,998,673 and $7,635,103, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L.P. ("AEW") serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of the Fund's average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund in order to limit the Fund's total operating expenses. This undertaking is in effect until April 30, 2007 and will be reevaluated on an annual basis. At July 31, 2006, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

                        Expense Limit as a Percentage of Average Daily Net Assets
                        ---------------------------------------------------------
                        Class A        Class B        Class C       Class Y
                        -------        -------        -------       -------
                         1.50%          2.25%          2.25%         1.25%

For the six months ended July 31, 2006, management fees for the Fund were $527,652 (0.80% of average daily net assets).

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) in later periods to the extent the Fund's expenses fall below the expense limits, provided, however, that the Fund is not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. The amount subject to possible reimbursement until January 31, 2007 under the expense limitation agreement is $51,783. At July 31, 2006, AEW is eligible to recover $34,777.

AEW is an affiliate of AEW Capital Management, L.P., a wholly owned subsidiary of IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by three large affiliated French financial services entities: the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC (as defined below) and by French regional savings banks known as the Caisses d'Epargne; the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; and CNP Assurances, a large French life insurance company.

b. Administrative Expense. IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), a wholly-owned subsidiary of IXIS US Group, performs certain administrative services for the Fund and has subcontracted with State Street Bank to serve as sub-administrator. Pursuant to an agreement among the Trust, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts"), and IXIS Advisors, the Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2006, the Fund paid $33,687 to IXIS Advisors for administrative services.

c. Service and Distribution Fees. The Trust has entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

July 31, 2006 (Unaudited)


Under the Class A Plan, the Fund pays IXIS Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2006, the Fund paid IXIS Distributors $96,066 in service fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2006, the Fund paid IXIS Distributors $20,472 and $21,668 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the six months ended July 31, 2006, the Fund paid IXIS Distributors $61,416 and $65,006 in distribution fees under the Class B and Class C Plans, respectively.

d. Commissions. The Fund has been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Fund during the six months ended July 31, 2006 amounted to $157,797.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the Funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other Funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

5. Line of Credit. The Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended July 31, 2006, the Fund had no borrowings under the agreement.

6. Brokerage Commission Recapture. The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains on investments in the Statement of Operations. For the six months ended July 31, 2006, $1,025 was rebated under these agreements.

7. Concentration of Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

July 31, 2006 (Unaudited)


8. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                           Six Months Ended            Year Ended
                                                                             July 31, 2006          January 31, 2006
                                                                        ----------------------  ------------------------
                                                                         Shares      Amount       Shares       Amount
                                                                        --------  ------------  ----------  ------------
Class A
   Shares sold                                                           892,262  $ 19,034,490   1,250,682  $ 23,680,409
   Shares issued in connection with the reinvestment of distributions     89,031     1,861,838     264,644     5,082,169
                                                                        --------  ------------  ----------  ------------
                                                                         981,293    20,896,328   1,515,326    28,762,578
   Shares repurchased                                                   (794,796)  (16,936,776) (1,496,850)  (28,457,488)
                                                                        --------  ------------  ----------  ------------
   Net increase                                                          186,497  $  3,959,552      18,476  $    305,090
                                                                        --------  ------------  ----------  ------------
Class B
   Shares sold                                                            70,610  $  1,514,765     128,368  $  2,439,491
   Shares issued in connection with the reinvestment of distributions     15,478       323,360      51,975       999,050
                                                                        --------  ------------  ----------  ------------
                                                                          86,088     1,838,125     180,343     3,438,541
   Shares repurchased                                                   (112,234)   (2,395,215)   (235,983)   (4,459,410)
                                                                        --------  ------------  ----------  ------------
   Net decrease                                                          (26,146) $   (557,090)    (55,640) $ (1,020,869)
                                                                        --------  ------------  ----------  ------------
Class C
   Shares sold                                                           158,244  $  3,404,305     201,917  $  3,866,542
   Shares issued in connection with the reinvestment of distributions     10,501       219,616      29,847       574,829
                                                                        --------  ------------  ----------  ------------
                                                                         168,745     3,623,921     231,764     4,441,371
   Shares repurchased                                                    (75,015)   (1,599,155)   (312,027)   (5,927,159)
                                                                        --------  ------------  ----------  ------------
   Net increase (decrease)                                                93,730  $  2,024,766     (80,263) $ (1,485,788)
                                                                        --------  ------------  ----------  ------------
Class Y
   Shares sold                                                           275,219  $  5,724,510     525,515  $ 10,065,416
   Shares issued in connection with the reinvestment of distributions     21,534       438,519      52,551       985,139
                                                                        --------  ------------  ----------  ------------
                                                                         296,753     6,163,029     578,066    11,050,555
   Shares repurchased                                                    (55,900)   (1,143,669)   (244,688)   (4,307,379)
                                                                        --------  ------------  ----------  ------------
   Net increase                                                          240,853  $  5,019,360     333,378  $  6,743,176
                                                                        --------  ------------  ----------  ------------
   Net increase from capital share transactions                          494,934  $ 10,446,588     215,951  $  4,541,609
                                                                        ========  ============  ==========  ============

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable

Item 10.Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

(a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), are filed herewith as exhibits (a)(2)(1) and
        (a)(2)(2), respectively.

(a) (3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust IV

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                    Officer
                                           Date:  September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                    Officer
                                           Date:  September 27, 2006

                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  September 27, 2006